Derivatives	3 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives	Derivatives
On November 29, 2022, the Company entered into two interest rate cap agreements ("2022 Caps") with an initial total notional value of $2,101 million to limit its exposure to changes in the variable interest rate on its Senior Secured Credit Facilities. Interest on the 2022 Caps began accruing on December 30, 2022 and the interest rate cap expires on December 31, 2024. The Company pays a fixed rate of 0.42% and receives a variable rate equal to the amount that the three-month SOFR rate exceeds 4.75%.

On November 29, 2022, the Company entered into an interest rate swap agreement ("2022 Swap") with an initial notional value of $1,101 million to limit its exposure to changes in the variable interest rate on its Senior Secured Credit Facilities. Interest on the 2022 Swaps begins accruing on December 31, 2024 and the interest rate swap expires on December 31, 2026. The Company pays a fixed rate of 3.4% and receives a variable rate of interest equal to the three-month SOFR on the 2022 Swap.

The fair value of the Company’s derivative financial instruments, on a gross basis, and the line items on the accompanying consolidated balance sheets to which they were recorded are summarized in the following table:

		March 31, 2023			December 31, 2022
		Asset	Liability	Notional	Asset	Liability	Notional
		(in thousands)			(in thousands)
Derivatives designated as hedging instruments:

Interest Rate Caps	Other Current Liabilities, Other Assets and Liabilities	$—	$2,964	$1,975,606	$12	$3,363	$2,100,606
Interest Rate Swap	Other Assets and Liabilities	$—	$4,521	$1,100,606	$—	$307	$1,100,606

Total derivatives designated as hedging instruments		$—	$7,485	$3,076,212	$12	$3,670	$3,201,212

During the next 12 months, the Company estimates that an additional $1.8 million will be reflected as interest expense in the consolidated statements.

The Company recognized $3.9 million of a loss within OCI for the three months ended March 31, 2023 (March 31, 2022: $nil) after a reclassification of $2.3 million of a loss from OCI to the income statement (March 31, 2022: $nil).